Financial liabilities - Royalty certificates (Details) - EUR (€) € / shares in Units, € in Thousands	Mar. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Financial liabilities, at fair value	€ 164,966	€ 162,256
Share price
Disclosure of detailed information about borrowings [line items]
Amount of reasonably possible increase in unobservable input, liabilities	€ 1	€ 1
Royalty certificates
Disclosure of detailed information about borrowings [line items]
Financial liabilities, at fair value	€ 7,354	€ 7,313
Royalty certificates | POS
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities	5.00%	5.00%
Increase (decrease) in financial liabilities at fair value due to reasonably possible increase in unobservable input	€ 575	€ 572
Percentage of reasonably possible decrease in unobservable input, liabilities	(5.00%)	(5.00%)
Increase (decrease) in financial liabilities at fair value due to reasonably possible decrease in unobservable input	€ (575)	€ (572)
Royalty certificates | Peak penetration
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities	5.00%	5.00%
Increase (decrease) in financial liabilities at fair value due to reasonably possible increase in unobservable input	€ 1,782	€ 1,735
Percentage of reasonably possible decrease in unobservable input, liabilities	(5.00%)	(5.00%)
Increase (decrease) in financial liabilities at fair value due to reasonably possible decrease in unobservable input	€ (2,595)	€ (2,527)
Royalty certificates | WACC
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities	1.00%	1.00%
Increase (decrease) in financial liabilities at fair value due to reasonably possible increase in unobservable input	€ (302)	€ (314)
Percentage of reasonably possible decrease in unobservable input, liabilities	(1.00%)	(1.00%)
Increase (decrease) in financial liabilities at fair value due to reasonably possible decrease in unobservable input	€ 318	€ 332
Royalty certificates | Share price
Disclosure of detailed information about borrowings [line items]
Amount of reasonably possible increase in unobservable input, liabilities	€ 1	€ 1
Increase (decrease) in financial liabilities at fair value due to reasonably possible increase in unobservable input	€ 1,273	€ 1,160
Amount of reasonably possible decrease in unobservable input, liabilities	€ (1)	€ (1)
Increase (decrease) in financial liabilities at fair value due to reasonably possible decrease in unobservable input	€ (1,273)	€ (1,160)